Cover Page	1 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Kensington Capital Acquisition Corp. VI
Entity Central Index Key	0002102713
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	6770
Entity Address, Address Line One	1400 Old Country Road, Suite 301
Entity Address, City or Town	Westbury
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11590
City Area Code	703
Local Phone Number	674-6514
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1400 Old Country Road, Suite 301
Entity Address, City or Town	Westbury
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11590
City Area Code	703
Local Phone Number	674-6514
Contact Personnel Name	Justin Mirro